Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

June 23, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Institutional Trust

Registration Statement on Form N-14

(File No. 333-218068)

Ladies and Gentlemen:

On behalf of our client, Legg Mason Partners Institutional Trust (the “Registrant”), a Maryland statutory trust, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), that the forms of information statement/prospectus and statement of additional information relating to the reorganization of Western Asset Institutional Cash Reserves, a series of the Registrant, with Western Asset Institutional Liquid Reserves, also a series of the Registrant, that would have been filed by the Registrant pursuant to Rule 497 under the Securities Act upon the effectiveness of Post-Effective Amendment No. 1 (the “Amendment”) to the combined information statement and registration statement on Form N-14 of the Registrant (the “Registration Statement”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on June 21, 2017, is the most recent amendment to the Registration Statement.

Please call the undersigned at (617) 951-8458 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz